Debt - Senior Secured Credit Facility (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended									12 Months Ended		0 Months Ended				0 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Credit Facility USD ($)	Dec. 31, 2013 Term loans	Dec. 31, 2013 Euro term loans USD ($)	Dec. 31, 2013 Euro term loans EUR (€)	Dec. 31, 2013 Extended Euro Term Loans [Member]	Dec. 31, 2013 Incremental Euro Term Loans [Member]	Dec. 31, 2013 US dollar term loans USD ($)	Dec. 31, 2013 Extended Dollar Term Loans [Member]	Dec. 31, 2013 Incremental Dollar Term Loans [Member]	Dec. 31, 2013 LIBOR Based Rate [Member]	Dec. 31, 2013 Alternate Base Rate [Member]	Dec. 31, 2013 Fed Funds Based Rate [Member]	Dec. 31, 2013 Multi-currency credit facility USD ($)	Dec. 31, 2013 Swingline loans USD ($)	Dec. 31, 2013 Great Britain Pound revolver USD ($)	Dec. 31, 2013 Great Britain Pound revolver GBP (£)	Dec. 31, 2013 Letters of credit USD ($)	Jun. 05, 2012 Pre-Existing [Member] Multi-currency credit facility USD ($)	Jun. 30, 2012 Extended Revolving Commitments [Member] Senior Secured Credit Facility USD ($)	Jun. 05, 2012 Extended Revolving Commitments [Member] Extended Euro Term Loans [Member] EUR (€)	Jun. 05, 2012 Extended Revolving Commitments [Member] Extended Dollar Term Loans [Member] USD ($)	Jun. 05, 2012 Extended Revolving Commitments [Member] Multi-currency credit facility USD ($)	Feb. 01, 2013 Incremental Amendment [Member] Senior Secured Credit Facility USD ($)	Feb. 01, 2013 Incremental Amendment [Member] Incremental Euro Term Loans [Member] EUR (€)	Feb. 01, 2013 Incremental Amendment [Member] Incremental Dollar Term Loans [Member] USD ($)	Dec. 31, 2013 Second Amendment [Member] Euro term loans	Jan. 29, 2014 Subsequent Event Incremental Amendment [Member] Euro term loans EUR (€)	Jan. 29, 2014 Subsequent Event Incremental Amendment [Member] US dollar term loans USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 2,854.4				$ 3,148.6				$ 2,854.4	$ 3,148.6		$ 1,389.2	$ 1,475.7		$ 789.1	€ 573.0			$ 587.5						$ 12.6	$ 1.0	$ 11.6	£ 7.0				€ 481.2	$ 243.6			€ 101.5	$ 351.7		€ 573.0	$ 587.5
Maximum borrowing capacity																									241.3	25.0			70.0	250.0				241.3
Undrawn letters of credit outstanding																													18.5
Available borrowing capacity																									210.2
Fees paid, deferred																															5.0				2.3
Fees paid, expensed									186.5	207.9	207.6																				0.7
Loss on extinguishment of debt	$ 0	$ 0	$ 0	$ (2.0)	$ (21.3)	$ (4.2)	$ 0	$ 0	$ (2.0)	$ (25.5)	$ 0																								$ 2.0
Required payments (as quarterly percentage of face amount)														0.25%
Prepayment premium (as percentage of face amount)														1.00%
Interest rate at period end															4.69%	4.69%			4.27%						4.26%
Margin on variable base, as percentage of borrowings																	4.50%	4.25%		4.25%	4.00%	3.25%	2.25%	0.50%	3.75%													3.50%
Commitment fee, as a percentage of unused availability																									0.375%
Fronting fee																													0.125%
Maximum leverage ratio												550.00%